Prospectus Supplement                                              202092 3/03
dated March 26, 2003 to:
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Putnam California Tax Exempt Money Market Fund (the "fund")
Prospectus dated January 30, 2003

The second table and subsequent footnotes in the section entitled
"Annual Fund Operating Expenses" are replaced with the following:

Annual Fund Operating Expenses   (expenses that are deducted from fund
assets)

                                                              Total Annual
                     Management  Distribution     Other      Fund Operating
                        Fees     (12b-1) Fees    Expenses       Expenses
Money Market Fund**
Class A                0.45%         NONE         0.43%          0.88%

 * A deferred sales charge of up to 1% on class A shares may be imposed on certain redemptions of shares bought without an initial sales charge.

** Putnam Management has agreed to contractually limit the total annual fund operating expenses to 0.60% from January 1, 2003 through June 30, 2003.